Prepaid Expenses and Other Receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Prepaid Expenses and Other Receivable [Abstract]
Prepaid insurance	$ 1,445	$ 14
Research & development tax credits	649	500
Other prepaid expenses	48
Other receivables	34	60
Prepaid expenses and other receivables	$ 2,176	$ 574